Form N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Prospectus Date	May 30, 2025